UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02277

Value Line Income And Growth Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 3/31/13 is included with this Form.

Value Line Income and Growth Fund, Inc.
Schedule of Investments (unaudited)	March 31, 2013

Shares		Value
COMMON STOCKS (64.3%)
	CONSUMER DISCRETIONARY (7.0%)
29,000	Brinker International, Inc.	$1,091,850
18,000	Coach, Inc.	899,820
41,000	Comcast Corp. Class A	1,624,420
31,000	DIRECTV *	1,754,910
14,000	Genuine Parts Co.	1,092,000
15,000	Home Depot, Inc.	1,046,700
35,000	Las Vegas Sands Corp.	1,972,250
40,000	Lowe’s Cos., Inc.	1,516,800
29,000	McDonald’s Corp.	2,891,010
135,000	Staples, Inc.	1,813,050
26,000	Target Corp.	1,779,700
13,000	Time Warner Cable, Inc.	1,248,780
33,000	TJX Companies, Inc. (The)	1,542,750
27,000	Walt Disney Co. (The)	1,533,600
		21,807,640
	CONSUMER STAPLES (7.3%)
32,000	Coca-Cola Co. (The)	1,294,080
30,000	ConAgra Foods, Inc.	1,074,300
22,000	CVS Caremark Corp.	1,209,780
25,000	Dr. Pepper Snapple Group, Inc.	1,173,750
51,000	General Mills, Inc.	2,514,810
27,000	Hormel Foods Corp.	1,115,640
16,000	Ingredion, Inc.	1,157,120
49,000	Kroger Co. (The)	1,623,860
27,000	PepsiCo, Inc.	2,135,970
40,000	Procter & Gamble Co. (The)	3,082,400
88,000	Safeway, Inc. (1)	2,318,800
28,000	Wal-Mart Stores, Inc.	2,095,240
40,000	Walgreen Co.	1,907,200
		22,702,950
	ENERGY (7.0%)
38,000	Boardwalk Pipeline Partners L.P.	1,113,780
20,000	Chevron Corp.	2,376,400
28,000	ConocoPhillips	1,682,800
19,000	Devon Energy Corp.	1,071,980
33,000	Diamond Offshore Drilling, Inc.	2,295,480
17,955	Ensco PLC Class A	1,077,300
21,000	Enterprise Products Partners L.P.	1,266,090
34,000	Exxon Mobil Corp.	3,063,740
16,500	Hess Corp.	1,181,565
12,000	Marathon Petroleum Corp.	1,075,200
16,000	Royal Dutch Shell PLC ADR	1,069,120
32,000	Schlumberger Ltd.	2,396,480
21,000	Total S.A. ADR	1,007,580
22,000	TransCanada Corp. (1)	1,053,580
		21,731,095
	FINANCIALS (9.1%)
14,000	Ameriprise Financial, Inc.	1,031,100
25,000	Bank of Montreal	1,573,750
7,000	BlackRock, Inc.	1,798,160
20,000	Capital One Financial Corp.	1,099,000
120,000	Charles Schwab Corp. (The)	2,122,800
24,000	Digital Realty Trust, Inc. (1)	1,605,840
58,000	Discover Financial Services	2,600,720
26,000	Health Care REIT, Inc.	1,765,660

Shares		Value
57,000	JPMorgan Chase & Co.	$2,705,220
11,000	M&T Bank Corp. (1)	1,134,760
17,000	PartnerRe Ltd.	1,582,870
117,000	People’s United Financial, Inc.	1,572,480
30,000	Prudential Financial, Inc.	1,769,700
35,000	State Street Corp.	2,068,150
73,000	U.S. Bancorp	2,476,890
32,000	Wells Fargo & Co.	1,183,680
		28,090,780
	HEALTH CARE (7.6%)
13,000	Actavis, Inc. *	1,197,430
13,000	Amgen, Inc.	1,332,630
12,000	Becton, Dickinson & Co.	1,147,320
27,000	Bristol-Myers Squibb Co.	1,112,130
20,000	Eli Lilly & Co.	1,135,800
47,000	Gilead Sciences, Inc. *	2,299,710
37,000	Johnson & Johnson	3,016,610
11,000	Laboratory Corporation of America
	Holdings *	992,200
49,000	Merck & Co., Inc.	2,167,270
16,000	Novartis AG ADR	1,139,840
104,000	Pfizer, Inc.	3,001,440
31,000	Sanofi-Aventis ADR	1,583,480
27,437	Teva Pharmaceutical Industries
	Ltd. ADR	1,088,700
14,000	Thermo Fisher Scientific, Inc.	1,070,860
20,500	UnitedHealth Group, Inc.	1,172,805
		23,458,225
	INDUSTRIALS (8.2%)
35,000	ADT Corp. (The)	1,712,900
11,000	Canadian National Railway Co.	1,103,300
37,000	Chicago Bridge & Iron Co. N.V.	2,297,700
24,000	Cintas Corp.	1,059,120
18,000	Emerson Electric Co.	1,005,660
30,215	Expeditors International of
	Washington, Inc.	1,078,978
14,600	FedEx Corp.	1,433,720
14,000	General Dynamics Corp.	987,140
18,000	Illinois Tool Works, Inc.	1,096,920
11,000	Lockheed Martin Corp.	1,061,720
13,000	MSC Industrial Direct Co., Inc.
	Class A	1,115,140
15,000	Northrop Grumman Corp.	1,052,250
43,000	Raytheon Co.	2,527,970
50,000	Republic Services, Inc.	1,650,000
16,000	Rockwell Collins, Inc.	1,009,920
26,000	Tyco International Ltd.	832,000
13,000	Union Pacific Corp.	1,851,330
26,000	United Technologies Corp.	2,429,180
		25,304,948
	INFORMATION TECHNOLOGY (10.9%)
31,000	Accenture PLC Class A	2,355,070
27,000	Adobe Systems, Inc. *	1,174,770
3,000	Apple, Inc.	1,327,890
25,000	Automatic Data Processing, Inc.	1,625,500
48,000	Avago Technologies Ltd.	1,724,160
20,000	BMC Software, Inc. *	926,600

Value Line Income and Growth Fund, Inc.
March 31, 2013

Shares		Value
21,000	Check Point Software
	Technologies Ltd. *	$986,790
15,000	Citrix Systems, Inc. *	1,082,400
19,500	Cognizant Technology Solutions
	Corp. Class A *	1,493,895
28,000	eBay, Inc. *	1,518,160
90,442	EMC Corp. *	2,160,659
4,000	Google, Inc. Class A *	3,176,120
37,000	Harris Corp.	1,714,580
129,000	Intel Corp.	2,818,650
11,000	International Business Machines
	Corp.	2,346,300
87,000	Microsoft Corp.	2,489,070
59,000	Oracle Corp.	1,908,060
25,000	SAP AG ADR (1)	2,013,500
26,000	TE Connectivity Ltd.	1,090,180
		33,932,354
	MATERIALS (2.4%)
15,000	BHP Billiton Ltd. ADR (1)	1,026,450
35,000	E.I. du Pont de Nemours & Co.	1,720,600
13,000	Newmont Mining Corp.	542,464
40,000	Potash Corporation of
	Saskatchewan, Inc.	1,570,000
17,000	Rockwood Holdings, Inc.	1,112,480
99,000	Yamana Gold, Inc. (1)	1,519,650
		7,491,644
	TELECOMMUNICATION SERVICES (2.0%)
80,000	AT&T, Inc.	2,935,200
35,000	BCE, Inc.	1,634,150
35,000	Verizon Communications, Inc.	1,720,250
		6,289,600
	UTILITIES (2.8%)
23,500	AGL Resources, Inc.	985,825
23,000	American Electric Power
	Company, Inc.	1,118,490
23,500	American States Water Co.	1,352,895
39,000	CMS Energy Corp.	1,089,660
13,000	Sempra Energy	1,039,220
56,065	TECO Energy, Inc.	999,078
27,000	Wisconsin Energy Corp.	1,158,030
34,000	Xcel Energy, Inc.	1,009,800
		8,752,998

	TOTAL COMMON STOCKS (Cost $147,050,067) (64.3%)	199,562,234

PREFERRED STOCKS (0.1%)

	FINANCIALS (0.1%)
5,000	MetLife, Inc. Series B, 6.50%	126,700

	TOTAL PREFERRED STOCKS (Cost $125,000) (0.1%)	126,700

Shares		Value
CONVERTIBLE PREFERRED STOCKS (2.0%)

	CONSUMER DISCRETIONARY (0.2%)
4,000	General Motors Co., Convertible
	Fixed, Series B, 4.75% (1)	$171,760
7,000	Goodyear Tire & Rubber Co.
	(The), 5.88% (1)	304,570
		476,330
	CONSUMER STAPLES (0.2%)
4,000	Bunge Ltd., 4.88%	426,000
2,500	Post Holdings, Inc., 3.75% (2)	270,708
		696,708

	ENERGY (0.5%)
33,500	Apache Corp., Convertible Fixed,
	Series D, 6.00%	1,492,090
	FINANCIALS (1.1%)
6,000	AMG Capital Trust II, Convertible
	Fixed, 5.15%	313,125
51,000	Hartford Financial Services Group,
	Inc. (The), Series F, 7.25% (1)	1,211,250
250	Huntington Bancshares, Inc., Series
	A, 8.50%	321,750
1,000	KeyCorp, Series A, 7.75%	129,590
16,000	MetLife, Inc., 5.00%	790,400
7,000	UBS AG, Convertible Fixed,
	6.75% (1)	81,157
250	Wells Fargo & Co. Series L, 7.50%	322,187
6,000	Wintrust Financial Corp., 7.50%	324,240
		3,493,699
	HEALTH CARE (0.0%)
1,800	National Healthcare Corp. Series
	A, 0.80%	27,630
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,215,595) (2.0%)	6,186,457

Principal Amount		Value
U.S. TREASURY OBLIGATIONS (9.8%)

$2,500,000	U.S. Treasury Bonds, 3.75%, 8/15/41	$2,827,345
250,000	U.S. Treasury Bonds, 2.75%, 8/15/42	231,953
500,000	U.S. Treasury Notes, 0.13%, 12/31/13	499,922
3,000,000	U.S. Treasury Notes, 0.50%, 10/15/14	3,012,657
2,000,000	U.S. Treasury Notes, 0.38%, 11/15/14	2,004,766
1,250,000	U.S. Treasury Notes, 0.38%, 4/15/15	1,252,735
3,000,000	U.S. Treasury Notes, 1.00%, 9/30/16	3,056,016
2,000,000	U.S. Treasury Notes, 1.00%, 10/31/16	2,037,032
1,000,000	U.S. Treasury Notes, 0.88%, 11/30/16	1,013,750
1,000,000	U.S. Treasury Notes, 0.63%, 5/31/17	1,001,250
2,000,000	U.S. Treasury Notes, 1.38%, 9/30/18	2,053,750
2,750,000	U.S. Treasury Notes, 1.38%, 11/30/18	2,819,608
1,000,000	U.S. Treasury Notes, 1.38%, 2/28/19	1,022,578
3,000,000	U.S. Treasury Notes, 3.63%, 2/15/20	3,485,625
2,000,000	U.S. Treasury Notes, 2.13%, 8/15/21	2,090,000
1,000,000	U.S. Treasury Notes, 2.00%, 11/15/21	1,031,250

Value Line Income and Growth Fund, Inc.
Schedule of Investments (unaudited)

Principal Amount		Value
$1,000,000	U.S. Treasury Notes, 2.00%, 2/15/22	$1,028,047
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,629,249) (9.8%)	30,468,284

COMMERCIAL MORTGAGE-BACKED SECURITIES (0.7%)

500,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K710, Class A2, 1.88%, 5/25/19	510,864
249,382	Government National Mortgage Association, Series 2013-12, Class AB, 1.83%, 11/16/52	253,208
250,000	Government National Mortgage Association, Series 2013-12, Class B, 2.45%, 11/16/52 (3)	253,949
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A4, 3.18%, 8/15/45	260,069
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, 2/15/46	505,134
500,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	498,199
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,311,698) (0.7%)	2,281,423

CORPORATE BONDS & NOTES (6.7%)
	BASIC MATERIALS (0.3%)
375,000	PPG Industries, Inc., Senior Unsecured Notes, 3.60%, 11/15/20	401,852
560,000	Southern Copper Corp., Senior Unsecured Notes, 6.38%, 7/27/15	614,558
		1,016,410
	COMMUNICATIONS (0.5%)
250,000	Harris Corp., Senior Unsecured Notes, 4.40%, 12/15/20	274,093
500,000	Time Warner Cable, Inc., Guaranteed Notes, 5.85%, 5/1/17	580,655
333,000	Viacom, Inc., Senior Unsecured Notes, 4.38%, 9/15/14	350,147
250,000	Walt Disney Co. (The) MTN, Senior Unsecured Notes, 2.35%, 12/1/22	247,241
		1,452,136
	CONSUMER, CYCLICAL (0.7%)
500,000	Lowe’s Cos., Inc., Senior Unsecured Notes, 2.13%, 4/15/16	520,519
250,000	Marriott International, Inc., Senior Unsecured Notes, 3.25%, 9/15/22	251,012

Principal Amount		Value
$500,000	McDonald’s Corp. MTN, Senior Unsecured Notes, 3.63%, 5/20/21	$552,417
500,000	Nordstrom, Inc., Senior Unsecured Notes, 4.75%, 5/1/20	576,443
250,000	Wyndham Worldwide Corp., Senior Unsecured Notes, 3.90%, 3/1/23	250,818
		2,151,209
	CONSUMER, NON-CYCLICAL (0.7%)
250,000	Avon Products, Inc., Senior Unsecured Notes, 5.63%, 3/1/14	260,795
500,000	Diageo Capital PLC, Guaranteed Notes, 5.75%, 10/23/17	595,783
500,000	Humana, Inc., Senior Notes, 6.45%, 6/1/16	576,891
300,000	Medtronic, Inc., Senior Unsecured Notes, 2.75%, 4/1/23	298,984
500,000	PepsiCo, Inc., Senior Unsecured Notes, 4.00%, 3/5/42	490,731
		2,223,184
	ENERGY (0.5%)
500,000	Devon Energy Corp., Senior Unsecured Notes, 2.40%, 7/15/16	518,235
250,000	Marathon Oil Corp., Senior Unsecured Notes, 2.80%, 11/1/22	244,046
250,000	Phillips 66, Guaranteed Notes, 4.30%, 4/1/22	274,441
500,000	Williams Partners L.P., Senior Unsecured Notes, 4.13%, 11/15/20	539,483
		1,576,205
	FINANCIAL (2.5%)
250,000	American International Group, Inc., Senior Unsecured Notes, 4.88%, 6/1/22	282,822
250,000	Bank of America Corp. MTN, Senior Unsecured Notes, 3.30%, 1/11/23	246,515
250,000	Bank of Montreal MTN, Senior Unsecured Notes, 2.50%, 1/11/17	261,242
500,000	Berkshire Hathaway, Inc., Senior Unsecured Notes, 3.75%, 8/15/21 (1)	542,621
500,000	BlackRock, Inc., Senior Unsecured Notes, 3.50%, 12/10/14	525,100
250,000	Capital One NA/Mclean, Senior Notes, 1.50%, 3/22/18	247,568
250,000	Citigroup, Inc., Senior Unsecured Notes, 5.85%, 7/2/13	253,223
500,000	Fifth Third Bank, Senior Unsecured Notes, 1.45%, 2/28/18	499,880
250,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 2.38%, 1/16/18	248,538
250,000	General Electric Capital Corp. MTN, Senior Unsecured Notes, 1.04%, 8/11/15 (3)	251,583

Value Line Income and Growth Fund, Inc.

March 31, 2013

Principal Amount		Value
$500,000	General Electric Capital Corp. MTN, Senior Unsecured Notes, 4.65%, 10/17/21	$559,776
500,000	Goldman Sachs Group, Inc. (The), Senior Unsecured Notes, 5.75%, 1/24/22	581,362
500,000	JPMorgan Chase & Co., Senior Unsecured Notes, 4.50%, 1/24/22	547,960
500,000	Morgan Stanley, Senior Unsecured Notes, 4.75%, 3/22/17	551,511
350,000	PNC Funding Corp., Guaranteed Notes, 3.30%, 3/8/22	360,877
1,000,000	ProLogis, Senior Unsecured Notes, 6.25%, 3/15/17	1,158,361
168,000	Wachovia Bank NA, Subordinated Notes, 4.80%, 11/1/14	178,580
500,000	Wells Fargo & Co. MTN, Senior Unsecured Notes, 3.50%, 3/8/22	525,499
		7,823,018
	INDUSTRIAL (0.7%)
500,000	Danaher Corp., Senior Unsecured Notes, 3.90%, 6/23/21	557,620
250,000	Ryder System, Inc. MTN, Senior Unsecured Notes, 3.50%, 6/1/17	267,428
614,000	Thermo Fisher Scientific, Inc., Senior Unsecured Notes, 3.20%, 3/1/16	650,765
500,000	Union Pacific Corp., Senior Unsecured Notes, 4.00%, 2/1/21	558,320
		2,034,133
	TECHNOLOGY (0.2%)
500,000	Intel Corp., Senior Unsecured Notes, 3.30%, 10/1/21	524,614
	UTILITIES (0.6%)
250,000	Carolina Power & Light Co., 2.80%, 5/15/22	256,097
500,000	Dominion Resources, Inc., Senior Unsecured Notes, 2.25%, 9/1/15	517,326
250,000	Florida Power & Light Co., 4.05%, 6/1/42	252,993
500,000	Sempra Energy, Senior Unsecured Notes, 2.00%, 3/15/14	506,000
250,000	South Carolina Electric & Gas Co., 4.35%, 2/1/42	257,069
		1,789,485
	TOTAL CORPORATE BONDS & NOTES
	(Cost $19,671,148) (6.7%)	20,590,394

CONVERTIBLE CORPORATE BONDS & NOTES (4.1%)

	BASIC MATERIALS (0.2%)
100,000	Allegheny Technologies, Inc., Convertible Fixed, 4.25%, 6/1/14 (1)	107,313
100,000	ArcelorMittal, Senior Notes, 5.00%, 5/15/14	102,625
350,000	Steel Dynamics, Inc., Guaranteed Notes, 5.13%, 6/15/14	392,875
		602,813

Principal Amount		Value
	COMMUNICATIONS (0.3%)
$300,000	Equinix, Inc., Convertible Fixed, 4.75%, 6/15/16	$790,687
100,000	VeriSign, Inc., Junior Subordinated Debentures, 3.25%, 8/15/37 (2)	148,188
		938,875
	CONSUMER, CYCLICAL (0.3%)
150,000	Home Inns & Hotels Management, Inc., Senior Notes, 2.00%, 12/15/15 (2)	133,219
200,000	International Game Technology, Senior Unsecured Notes, 3.25%, 5/1/14	215,875
200,000	MGM Resorts International, Guaranteed Senior Notes, 4.25%, 4/15/15	217,125
300,000	Navistar International Corp., Senior Subordinated Notes, 3.00%, 10/15/14 (1)	306,187
		872,406
	CONSUMER, NON-CYCLICAL (0.9%)
1,000,000	Alere, Inc., Convertible Fixed, 3.00%, 5/15/16	982,500
150,000	Alliance Data Systems Corp., Fixed, 1.75%, 8/1/13	308,250
350,000	Avis Budget Group, Inc., Convertible Fixed, 3.50%, 10/1/14	627,375
100,000	Gilead Sciences, Inc., Convertible Fixed, Series D, 1.63%, 5/1/16	217,062
300,000	Insulet Corp., Senior Unsecured Notes, 3.75%, 6/15/16	354,375
123,000	Salix Pharmaceuticals Ltd., Senior Unsecured Notes, 2.75%, 5/15/15	158,670
300,000	Smithfield Foods, Inc., Senior Notes, 4.00%, 6/30/13	352,875
		3,001,107
	ENERGY (0.3%)
250,000	Goodrich Petroleum Corp., Senior Unsecured Notes, 5.00%, 10/1/29	248,594
250,000	Hornbeck Offshore Services, Inc., Guaranteed Notes, 1.63%, 11/15/26 (4)	268,850
500,000	Peabody Energy Corp., Junior Subordinate Debentures, 4.75%, 12/15/41 (1)	407,500
		924,944
	FINANCIAL (0.4%)
150,000	Digital Realty Trust L.P., Guaranteed Notes, 5.50%, 4/15/29 (2)	251,812
300,000	Fidelity National Financial, Inc. 4.25%, 8/15/18	404,625
100,000	ProLogis, Guaranteed Notes, 3.25%, 3/15/15	115,188

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Value
$200,000	SL Green Operating Partnership L.P., Convertible Fixed, 3.00%, 10/15/17 (2)	$237,125
200,000	Tower Group, Inc., Senior Notes Convertible, 5.00%, 9/15/14	210,125
		1,218,875
	INDUSTRIAL (0.5%)
100,000	AGCO Corp., Senior Subordinated Notes, 1.25%, 12/15/36	129,875
150,000	Alliant Techsystems, Inc., Guaranteed Notes, 3.00%, 8/15/24	162,750
250,000	Bristow Group, Inc., Guaranteed Notes, 3.00%, 6/15/38	286,719
200,000	EnerSys, Senior Notes, 3.38%, 6/1/38 (4)	251,500
150,000	MasTec, Inc., Convertible Fixed, 4.00%, 6/15/14	281,531
300,000	Trinity Industries, Inc., Subordinated Notes Convertible, 3.88%, 6/1/36	359,813
		1,472,188
	TECHNOLOGY (1.2%)
350,000	CACI International, Inc., Senior Subordinate Debenture, 2.13%, 5/1/14	398,781
350,000	CSG Systems International, Inc., Senior Subordinate Debenture, 3.00%, 3/1/17 (2)	392,000
200,000	DST Systems, Inc., Convertible, 0.54%, 8/15/23 (3)	302,125
150,000	Intel Corp., Junior Subordinated Notes, 3.25%, 8/1/39	180,563
200,000	Lam Research Corp., Senior Unsecured Notes, 1.25%, 5/15/18 (1)	213,375
350,000	ON Semiconductor Corp., Senior Subordinated Notes, 2.63%, 12/15/26	364,000
150,000	SanDisk Corp., Senior Unsecured Notes, 1.50%, 8/15/17 (1)	193,312
200,000	Xilinx, Inc., Senior Notes, 2.63%, 6/15/17	283,625
1,000,000	Xilinx, Inc., Subordinated Debentures, 3.13%, 3/15/37	1,340,625
		3,668,406
	TOTAL CONVERTIBLE CORPORATE BONDS & NOTES
	(Cost $10,650,601) (4.1%)	12,699,614

Principal Amount		Value
FOREIGN GOVERNMENT OBLIGATIONS (0.3%)
$500,000	Asian Development Bank MTN, Senior
	Unsecured Notes, 1.38%, 3/23/20	$499,849
250,000	International Bank for Reconstruction &
	Development, Senior Unsecured Notes,
	0.50%, 4/15/16	250,068
	TOTAL FOREIGN
	GOVERNMENT
	OBLIGATIONS
	(Cost $749,256) (0.3%)	749,917

LONG-TERM MUNICIPAL SECURITIES (0.2%)

	CALIFORNIA (0.1%)
250,000	California State Department of Water Resources, Revenue Bonds, 2.44%, 12/1/21	252,085
	NEW YORK (0.0%)
185,000	Metropolitan Transportation Authority, Build America Bonds, Revenue Bonds, Ser. C-1, 5.12%, 11/15/19	214,345
	PUERTO RICO (0.1%)
250,000	Government Development Bank for Puerto Rico, Revenue Bonds, Senior Notes, Ser. B, 4.70%, 5/1/16	252,812

	TOTAL LONG-TERM MUNICIPAL SECURITIES
	(Cost $719,437) (0.2%)	719,242

U.S. GOVERNMENT AGENCY OBLIGATIONS AND GOVERNMENT SPONSORED OBLIGATIONS (6.8%)
500,000	Federal Home Loan Bank, 1.13%, 3/10/17	508,371
250,000	Federal Home Loan Bank, 3.13%, 12/8/17	275,683
175,000	Federal Home Loan Bank, 2.75%, 6/8/18	189,814
250,000	Federal Home Loan Bank, 1.63%, 2/27/19	258,307
415,000	Federal Home Loan Bank, 4.13%, 12/13/19	487,745
500,000	Federal Home Loan Bank, 2.00%, 11/18/20	510,065
826,886	Federal Home Loan Mortgage Corporation Pool #A96409, 3.50%, 1/1/41	870,610
474,048	Federal Home Loan Mortgage Corporation Pool #A97264, 4.00%, 2/1/41	503,878
419,644	Federal Home Loan Mortgage Corporation Pool #C09027, 3.00%, 2/1/43	431,267
299,624	Federal Home Loan Mortgage Corporation Pool #G06168, 3.50%, 11/1/40	315,468

Value Line Income and Growth Fund, Inc.

March 31, 2013

Principal Amount		Value
$403,927	Federal Home Loan Mortgage Corporation Pool #G08477, 3.50%, 2/1/42	$425,286
885,754	Federal Home Loan Mortgage Corporation Pool #G08488, 3.50%, 4/1/42	934,805
77,784	Federal Home Loan Mortgage Corporation Pool #G08521, 3.00%, 1/1/43	79,938
1,439,583	Federal Home Loan Mortgage Corporation Pool #J13314, 3.50%, 10/1/25	1,518,971
438,631	Federal Home Loan Mortgage Corporation Pool #J17969, 3.00%, 2/1/27	461,923
1,082,281	Federal Home Loan Mortgage Corporation Pool #Q04096, 4.00%, 10/1/41	1,150,386
1,324,155	Federal Home Loan Mortgage Corporation Pool #Q06884, 3.50%, 3/1/42	1,397,484
113,877	Federal Home Loan Mortgage Corporation Pool #Q11077, 3.50%, 9/1/42	120,183
1,500,000	Federal Home Loan Mortgage Corporation Pool TBA, 4.50%, 4/1/43	1,604,531
1,000,000	Federal National Mortgage Association, 2.00%, 9/21/15	1,039,477
1,121,620	Federal National Mortgage Association Pool #AB1796, 3.50%, 11/1/40	1,185,132
830,804	Federal National Mortgage Association Pool #AB3900, 3.00%, 11/1/26	874,369
31,829	Federal National Mortgage Association Pool #AB3943, 4.00%, 11/1/41	33,958
492,863	Federal National Mortgage Association Pool #AB5231, 2.50%, 5/1/27	511,866
694,249	Federal National Mortgage Association Pool #AE3040, 4.00%, 9/1/40	740,481
1,080,270	Federal National Mortgage Association Pool #AE9759, 4.00%, 12/1/40	1,152,209
35,120	Federal National Mortgage Association Pool #AK6513, 4.00%, 3/1/42	37,607
454,193	Federal National Mortgage Association Pool #AQ1853, 3.00%, 11/1/42	468,840
500,000	Federal National Mortgage Association TBA, 4.50%, 4/1/43	538,672
133,332	Government National Mortgage Association I Pool #539285, 3.00%, 5/15/42	139,574
661,459	Government National Mortgage Association I Pool #553450, 3.00%, 1/15/42	692,424
196,505	Government National Mortgage Association I Pool #744842, 3.00%, 5/15/42	205,704

Principal Amount		Value

$1,314,932	Government National Mortgage Association I Pool #AA0448, 3.50%, 5/15/42	$1,415,853
	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND GOVERNMENT SPONSORED OBLIGATIONS (Cost $21,059,797) (6.8%)	21,080,881

SHORT-TERM INVESTMENTS (9.0%)

	REPURCHASE AGREEMENTS (5.4%)
16,800,000	With Morgan Stanley, 0.15%, dated 03/28/13, due 04/01/13, delivery value $16,800,280 (collateralized by $15,205,000 U.S. Treasury Notes 3.125% due 05/15/21, with a value of $17,317,522)	16,800,000
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN (3.6%)

	JOINT REPURCHASE AGREEMENTS (3.6%)
2,811,785	Joint Repurchase Agreement with Morgan Stanley, 0.17%, dated 03/28/13, due 04/01/13, delivery value $2,811,839 (collateralized by $2,868,029 U.S. Treasury Note 2.500% due 03/31/15, with a value of $2,834,680)	2,811,785
5,127,374	Joint Repurchase Agreement with Barclays, 0.15%, dated 03/28/13, due 04/01/13, delivery value $5,127,459 (collateralized by $5,229,924 U.S. Treasury Note 0.500% due 07/31/17, with a value of $5,225,861)	5,127,374
3,307,983	Joint Repurchase Agreement with Credit Suisse First Boston, 0.18%, dated 03/28/13, due 04/01/13, delivery value $3,308,049 (collateralized by $3,374,226 U.S. Treasury Note 0.625% due 09/30/17, with a value of $3,363,874)	3,307,983
		11,247,142
	TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $11,247,142) (3.6%)	11,247,142

	TOTAL SHORT-TERM INVESTMENTS (Cost $28,047,142) (9.0%)	28,047,142

	TOTAL INVESTMENT SECURITIES (104.0%) (Cost $266,228,990)	322,512,288

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount	Value

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-4.0%)	(12,317,779)

NET ASSETS (5) (100%)	$310,194,509

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($310,194,509 ÷ 33,397,873 shares outstanding)	$9.29

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of March 31, 2013, the market value of the securities on loan was $10,579,216.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)	The rate shown on floating rate securities is the rate at the end of the reporting period. The rate changes monthly.
(4)	Step Bond - The rate shown is as of March 31, 2013 and will reset at a future date.
(5)
For federal income tax purposes, the aggregate cost was $266,228,990, aggregate gross unrealized appreciation was $58,338,200, aggregate gross unrealized depreciation was $2,054,902 and the net unrealized appreciation was $56,283,298.

ADR	American Depositary Receipt.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
TBA	To Be Announced.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of March 31, 2013:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$199,562,234	$0	$0	$199,562,234
Preferred Stocks	126,700	0	0	126,700
Convertible Preferred Stocks	5,197,228	989,229	0	6,186,457
U.S. Treasury Obligations	0	30,468,284	0	30,468,284
Commercial Mortgage-Backed Securities	0	2,281,423	0	2,281,423
Corporate Bonds & Notes	0	20,590,394	0	20,590,394
Convertible Corporate Bonds & Notes	0	12,699,614	0	12,699,614
Foreign Government Obligations	0	749,917	0	749,917
Long-Term Municipal Securities	0	719,242	0	719,242
U.S. Government Agency Obligations and Government Sponsored Obligations	0	21,080,881	0	21,080,881
Short-Term Investments	0	28,047,142	0	28,047,142
Total Investments in Securities	$204,886,162	$117,626,126	$0	$322,512,288

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended March 31, 2013, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 28, 2013